[LOGO]
 THE
MUNDER
FUNDS

Investments
  for all seasons


Semi-Annual Report

 DECEMBER 31, 1996

      NETNET FUND





                                                         "What we are witnessing
                                                       is truly extraordinary as
                                                           entire industries are
                                                            being transformed to
                                                          employ the Internet as
                                                      their marketing, sales and
                                                           distribution medium."


NETNET FUND
     Letter to shareholders

D E A R   F E L L O W   S H A R E H O L D E R S :


               I am excited to share with you the first financial report for the NetNet Fund. This exciting fund focuses on an emerging medium of communication that we believe will significantly change the way in which people communicate. Specifically, this is an investment vehicle that affords investors the opportunity to capitalize on the growing importance of the Internet and Intranet. As companies and individuals utilize Internet and Intranet-related technologies, we believe that there is an opportunity to capitalize on the growing interest in this communications vehicle.

               The Fund purchase securities of companies which we believe stand to benefit from the growing use and importance of the Internet and intranet. These are not limited to technology companies. We invest in all types of companies that develop innovative ways to use and benefit from the Internet. What we are witnessing is truly extraordinary as entire industries are being transformed to employ the Internet as their marketing, sales and distribution medium. The NetNet Fund seeks to find the companies which we believe are most agile at utilizing and leveraging off of the opportunities the Internet provides.

               Early in 1997, we will begin testing a new system to allow shareholders to access their accounts via the Internet. This will include the capability to purchase additional shares and obtain account information. The privacy of this privileged information is of the utmost importance to us, we are proceeding cautiously with our service providers. As this feature evolves, we want to assure you regarding the security of all account information. We also plan to use this Fund as our model for handling an increasing amount of our shareholder requests via the Internet.

               Thank you for the confidence you have demonstrated in The Munder Funds.



Sincerly

/s/ Lee Munder
--------------------
Lee Munder President


Management's Discussion of
     Fund Performance

NETNET FUND
Fund Manager: The Munder NetNet Fund Committee

               The Fund earned a return of 29.61% for the period from inception (August 19, 1996) to December 31, 1996 relative to the 21.95% five month and 15.65% four month return of the Lipper Science and Technology Universe.

               The relative performance of the Fund was due to the Fund's emphasis on connectivity and integration service providers. These onramp specialists are among the first to benefit from the growing acceptance and adaptation of the Internet and intranet technologies in corporate information system departments. As companies recognize the Internet as a strategic resource for research, communication and marketing, the demand for Internet integration specialists is expected to continue to grow.

               It should also be noted that, while technology names are a significant part of the Fund's holdings, the Fund is not just a technology fund. Its investment theme is the Internet and, therefore, holdings include not only technology companies but also companies that use Internet technology to their advantage. These companies can come from sectors such as finance and commerce.



NETNET FUND
     PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
================================================================================


SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 79.3%
              ADVERTISING - 2.7%
   1,300        CKS Group, Inc. +                                $    36,238
                                                                   ----------

              COMMERCIAL SERVICES - 1.7%
     950        CUC International, Inc. +                             22,562
                                                                   ----------

              COMPUTER EQUIPMENT - 4.3%
     600        Dell Computer Corporation +                           31,875
     800        Security Dynamics Technologies, Inc. +                25,200
                                                                   ----------
                                                                      57,075
                                                                   ----------
              COMPUTER SERVICES - 15.6%
   1,500        Checkfree Corporation +                               25,687
   2,000        Forrester Research, Inc. +                            51,500
     800        Gartner Group, Inc. +                                 31,150
     600        Oracle Corporation +                                  25,050
   2,500        XLConnect Solutions Inc. +                            71,875
                                                                   ----------
                                                                     205,262
                                                                   ----------
              COMPUTER SOFTWARE - 16.0%
     600        Adobe Systems, Inc.                                   22,425
   1,600        AXENT Technologies, Inc. +                            24,000
   1,400        Check Point Software Technologies Ltd. +              30,450
     600        McAfee Associates, Inc. +                             26,400
     600        Microsoft Corporation +                               49,575
     800        Transaction Systems Architects, Inc. +                26,600
   3,000        Trusted Information Systems, Inc. +                   32,250
                                                                   ----------
                                                                     211,700
                                                                   ----------
              FINANCIAL SERVICES - 1.9%
     800        Charles Schwab Corporation                            25,600
                                                                   ----------

              INTERNET CONTENT - 4.0%
   1,800        C/NET, Inc. +                                         52,200
                                                                   ----------

              INTERNET SOFTWARE - 5.4%
     200        Netscape Communications Corporation +                 11,375
   2,000        OneWave, Inc. +                                       15,625
   1,500        Open Market, Inc. +                                   20,250
     700        Shiva Corporation +                                   24,412
                                                                   ----------
                                                                      71,662
                                                                   ----------
              NETWORK SOFTWARE - 7.3%
   1,200        Applix, Inc. +                                        26,250
   2,000        CyberMedia, Inc. +                                    31,500
     300        INSO Corporation +                                    11,925
   1,100        Objective Systems Integrators, Inc. +                 26,262
                                                                   ----------
                                                                      95,937
                                                                   ----------




                       See Notes to Financial Statements.

                                     1




NETNET FUND
    PORTFOLIO OF INVESTMENTS, DECEMBER 31, 1996 (UNAUDITED)
                                (Continued)

================================================================================


SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (Continued)
              NETWORKING PRODUCTS - 9.7%
   1,200        BBN Corporation +                                $    27,000
     500        CISCO Systems, Inc. +                                 31,812
   1,600        Information Resources Engineering, Inc. +             14,400
   1,800        International Network Services +                      54,338
                                                                   ----------
                                                                     127,550
                                                                   ----------
              TELECOMMUNICATIONS EQUIPMENT - 8.3%
     500        Adtran, Inc. +                                        20,750
     500        Ascend Communications, Inc. +                         31,063
     500        Cascade Communications Corporation +                  27,563
   1,000        PairGain Technologies, Inc. +                         30,438
                                                                   ----------
                                                                     109,814
                                                                   ----------
              TELEPHONE - LONG DISTANCE - 2.4%
   1,200        WorldCom, Inc. +                                      31,275
                                                                   ----------

TOTAL COMMON STOCKS
   (Cost $973,558)                                                 1,046,875
                                                                   ----------


PRINCIPAL
AMOUNT
--------------
REPURCHASE AGREEMENT - 19.5%
   (Cost $257,000)
   $257,000     Agreement with Morgan (J.P.) & Company,
                 5.750% dated 12/31/1996 to be repurchased
                 at $257,082 on 01/02/1997, collateralized
                 by $208,000 U.S. Treasury Bond, 8.750%
                 due 08/15/2020 (value $269,837)                     257,000

                                                                   ----------

TOTAL INVESTMENTS (Cost $1,230,558*)                         98.8% 1,303,875

OTHER ASSETS AND LIABILITIES (Net)                            1.2     16,420

                                                            -----  ----------
NET ASSETS                                                  100.0% 1,320,295

                                                            =====  ==========
---------
  *Aggregate cost for Federal tax purposes.
  +Non-income producing security




                       See Notes to Financial Statements.

                                     2



NETNET FUND

 STATEMENT OF ASSETS AND LIABILITIES, PERIOD ENDED DECEMBER 31, 1996 (UNAUDITED)
================================================================================


ASSETS:
Investments, at value (Cost $1,230,558)
    See accompanying schedule:
      Securities.................................................  $      1,046,875
      Repurchase Agreement.......................................           257,000
                                                                      -------------
Total investments................................................         1,303,875
Cash.............................................................               860
Receivable for Fund shares sold..................................               215
Interest receivable..............................................                82
Prepaid expenses ................................................            18,668
                                                                      -------------
                    Total Assets.................................         1,323,700
                                                                      -------------
LIABILITIES:
Legal and audit fees payable.....................................             1,793
Custodian fees payable ..........................................               939
Distribution and shareholder servicing fees payable .............               268
Investment advisory fee payable .................................               207
Administration fee payable ......................................               121
Transfer agent fee payable ......................................                39
Accrued Directors' fees and expenses ............................                 5
Accrued expenses and other payables..............................                33
                                                                      -------------
                     Total Liabilities ..........................             3,405
                                                                      -------------
NET ASSETS.......................................................  $      1,320,295
                                                                      =============
NET ASSETS consist of:
Net investment loss..............................................  $         (1,461)
Accumulated net realized gain on investments sold................            59,329
Net unrealized appreciation of investments.......................            73,317
Par value........................................................             1,044
Paid-in capital in excess of par value ..........................         1,188,066
                                                                      -------------
                                                                   $      1,320,295
                                                                      =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($1,320,295 o 104,428 shares of common stock outstanding)...  $          12.64
                                                                      =============





                       See Notes to Financial Statements.

                                       3





NETNET FUND
      STATEMENT OF OPERATIONS, PERIOD ENDED DECEMBER 31, 1996(A) (UNAUDITED)
================================================================================


INVESTMENT INCOME:
Interest......................................................... $           3,461
Dividends........................................................                65
                                                                      -------------
                         Total investment income.................             3,526
                                                                      -------------
EXPENSES:
Investment advisory fee .........................................             3,325
Custodian fees ..................................................             1,486
Distribution and shareholder servicing fees .....................               831
Administration fee ..............................................               377
Transfer agent fee ..............................................                62
Directors' fees and expenses ....................................                 8
Other............................................................             1,343
                                                                      -------------
                       Total Expenses ...........................             7,432
Expenses reimbursed by investment advisor........................            (2,445)
                                                                      -------------
                       Net Expenses..............................             4,987
                                                                      -------------
NET INVESTMENT LOSS..............................................            (1,461)
                                                                      -------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain from security transactions.....................            89,712
Net change in unrealized appreciation of securities..............            73,317
                                                                      -------------
Net realized and unrealized gain on investments..................           163,029
                                                                      -------------
NET INCREASE IN NET
  ASSETS RESULTING FROM OPERATIONS   ............................  $        161,568
                                                                      =============
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                       4






NetNet Fund
     Statement of Change in Net Assets
================================================================================

                                                                          PERIOD
                                                                          ENDED
                                                                       12/31/96(A)
                                                                       (UNAUDITED)
                                                                       ------------
Net investment loss..............................................  $         (1,461)
Net realized gain on investments sold............................            89,712
Net change in unrealized appreciation of investments.............            73,317
                                                                      -------------

Net increase in net assets resulting from operations.............           161,568
Distributions to shareholders from net realized gains............           (30,383)
Net increase in net assets from Fund share transactions..........         1,189,110
                                                                      -------------
Net increase in net assets.......................................         1,320,295
NET ASSETS:
Beginning of period..............................................           -
                                                                      -------------

End of period (including net investment loss of $1,461)..........  $      1,320,295
                                                                      =============
-----------------
(a)  NetNet Fund commenced operations on August 19, 1996.





                       See Notes to Financial Statements.

                                        5







NETNET FUND
      FINANCIAL HIGHLIGHTS, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================


                                                                    PERIOD
                                                                     ENDED
                                                                  12/31/96(A)
                                                                  (UNAUDITED)
                                                                  -----------

 Net asset value, beginning of period........................   $     10.00
                                                                 ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss.........................................         (0.01)
 Net realized and unrealized gain on investments.............          2.97
                                                                 ----------
 Total from investment operations............................          2.96
                                                                 ----------
 LESS DISTRIBUTIONS:
    Distributions from net realized gains....................         (0.32)
                                                                 ----------
 Total distributions.........................................         (0.32)
                                                                 ----------
 Net asset value, end of period..............................   $     12.64
                                                                 ===========
 TOTAL RETURN (B)............................................         29.61%
                                                                 ===========
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)........................        $1,320
 Ratio of operating expenses to average net assets...........          1.50%(c)
 Ratio of net investment loss to average net assets..........        (0.44%)(c)
 Portfolio turnover rate.....................................            71%
 Ratio of operating expenses to average net assets
     without expenses reimbursed .............................     2.24%(c)


 Net investment loss per share without expenses reimbursed ...        ($0.04)
 Average commission rate (d).................................       $0.0600

---------------------------------------------------------------
 (a) NetNet Fund commenced operations on August 19, 1996.
 (b) Total return represents aggregate total return for the period.
 (c) Annualized.
 (d) Average commission rate paid per share of securities purchased and sold by the Fund.







                       See Notes to Financial Statements.


                                       6





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. MFI consists of 9 portfolios currently in operation. Information presented in this financial statement pertains to the NetNet Fund (the "Fund") which commenced operations on August 19, 1996. The financial statements for the other remaining funds of MFI are presented under separate covers.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Portfolio securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities
 and
assets for which market quotations are not readily available are valued at fair value by the advisor, under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity).

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

       Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid at least annually. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.



                                      -7-




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.    INVESTMENT ADVISOR,  ADMINISTRATOR,  CUSTODIAN, TRANSFER  AGENT AND
  OTHER
      RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

      The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended December 31, 1996, as reflected in the Statement of Operations in order to maintain the expense ratio as stated in the Fund's prospectus.

      First Data Investor Services Group, Inc. ("First Data") (the "Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. First Data also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and the Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor, and for which First Data provides services, computed daily and payable monthly, at the annual rates of: 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion with respect to the Administrator and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, and 0.01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Fund.

      Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $1,486 for its services to the Fund for the period ended December 31, 1996.

      From MFI and other investment companies that are advised by the Advisor of which they are a director or trustee, each Director of MFI is paid an aggregate fee of $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Directors are also reimbursed for any expenses incurred by them in connection with their duties as



                                       8




THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)

Directors. No officer, director or employee of the Advisor, Comerica, FDI or First Data currently receives any compensation from MFI.

3.    DISTRIBUTION AND SERVICE PLAN

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted under the 1940 Act. The Plan permits payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). Under the Plan the Distributor is paid a distribution and service fee at an annual rate of up to 0.25% of the value of the Fund's average daily net assets.

4.    SECURITIES TRANSACTIONS

      Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $1,334,351 and $450,505 for the period ended December 31, 1996.

      At December 31, 1996, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $140,171 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $66,854.

5.    COMMON STOCK

      At December 31, 1996, fifty million (50,000,000) shares of $.01 par value common stock were authorized for the Fund.

      Changes in common stock for the Fund were as follows:

                                                   PERIOD ENDED
                                                      12/31/96
                                                ---------------------
                                             Shares               Amount
                                             ------               ------
Sold................................         102,015           $1,159,141
Issued as reinvestment..............           2,413               29,969

------------------------------------  ------------------   -----------------
Net increase........................         104,428           $1,189,110
                                             =======           ==========


6.    INDUSTRY CONCENTRATION

      The Fund primarily invests in equity securities of foreign and domestic companies engaged in Internet and Intranet related businesses. The value of Fund shares will be especially susceptible to factors affecting companies engaged in Internet and Intranet related activities. These industries may be subject to greater governmental regulation than many other industries and changes in governmental policies, and the need for regulatory approvals may have a material effect on the products and services of these industries.




                                       9





THE NETNET FUND
NOTES TO FINANCIAL STATEMENTS, DECEMBER 31, 1996 (UNAUDITED)
                     (Continued)


7.    ORGANIZATIONAL COSTS

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, will be amortized on a straight-line basis over a period of 5 years from commencement of operations and are included under Prepaid expenses on the Statement of Assets and Liabilities.




                                       10



B O A R D    O F    D I R E C T O R S
                  Charles W. Elliott, Chairman
                  John Rakolta, Jr., Vice Chairman
                  Thomas B. Bender
                  David J. Brophy
                  Joseph E. Champagne
                  Thomas D. Eckert
                  Jack L. Otto
                  Arthur DeRoy Rodecker

O F F I C E R S
                  Lee Munder, President
                  Leonard J. Barr II, Vice President
                  Elyse G. Essick, Vice President
                  Terry H. Gardner, Vice President, CFO and Treasurer Ann F. Putallaz, Vice President
                  James C. Robinson, Vice President
                  Gerald L. Seizert, Vice President
                  Paul D. Tobias, Vice President
                  Richard H. Rose, Assistant Treasurer
                  Lisa Anne Rosen, Secretary and Assistant Treasurer Teresa M. R. Hamlin, Assistant Secretary

I N V E S  T  M E N T A D V I S O R
                  Munder  Capital  Management
                  Munder Capital Center
                  480 Pierce Street
                  Birmingham, MI 48009

A D M I N I S T R A T O R  A N D  T R A N S F E R  A G E N T
                  First Data Investor Services Group, Inc.
                  53 State Street
                  Boston, MA 02109

D I S T R I B U T O R
                  Funds Distributor, Inc.
                  60 State Street
                  Boston, MA 02109

C U S  T O D I A N
                  Comerica Bank
                  411 West Lafayette
                  Detroit, MI 48226

L E G A L    C O U N S E L
                  Dechert Price & Rhoads
                  1500 K Street, N.W. Suite 500
                  Washington, D.C. 20005

INDEPENDENT AUDIORS
                  Ernst & Young
                  200 Clarendon Street
                  Boston, MA 02116